Trade and other payables - Schedule of trade and other payables (Details) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Current trade payables		$ 26,252	$ 26,983
Current payables to related parties		2,369	1,857
Current payables for capital expenditure and acquisitions		7,325	3,810
Current payables related to the Gulf of Mexico oil spill		2,279	2,089
Other current payables		4,980	5,733
Trade and other current payables financial liabilities		43,205	40,472
Non-current
Non-current trade payables		0	0
Non-current payables to related parties		0	0
Non-current payables for capital expenditure and acquisitionsa		1,345	1,269
Non-current payables related to the Gulf of Mexico oil spill		11,922	12,253
Other non-current payables		318	60
Trade and other noncurrent payables financial liabilities		13,585	13,582
Current
Other current payables non-financial liabilities		788	1,151
Current sales taxes, customs duties, production taxes and social security		2,272	2,586
Trade and other current payables non-financial liabilities		3,060	3,737
Trade and other current payables	$ 46,209	46,265	44,209
Non-current
Other non-current payables non-financial liabilities		210	257
Non-current sales taxes, customs duties, production taxes and social security		35	50
Trade and other non-current payables non-financial liabilities		245	307
Trade and other non-current payables	$ 14,013	13,830	$ 13,889
Petrohawk Energy Corporation
Non-current
Deferred cash consideration		$ 3,514